SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	10.20%
Agape ATP International Holding Limited [Member]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.20%
Agape A T P Corporation [Member]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	1.30%